DISCONTINUED OPERATIONS (Schedule of The net assets of Double Grow) (Details) - CNY (¥) ¥ in Thousands	Dec. 29, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net assets disposed of:
Property, plant and equipment		¥ 337	¥ 54,523
Inventories			10,557
Prepayments		39	330
Other receivables		10,494	6,127
Cash and cash equivalents		18,878	19,228	¥ 45,307	¥ 48,263
Trade payables		(215)	(2,736)
Other payables and accrued liabilities		(2,926)	(17,361)
Taxes payable		(16,792)	(22,627)
Due to related companies		(13,747)	(21,007)
Asset retirement obligations			(5,302)	¥ (4,967)
Net assets		¥ (15,840)	¥ (40,050)
Discontinued operation of Double Grow [Member]
Net assets disposed of:
Property, plant and equipment	¥ 45,442
Intangible assets	5
Inventories	5,659
Trade and bills receivables	340
Prepayments	572
Other receivables	5,962
Cash and cash equivalents	807
Trade payables	(786)
Other payables and accrued liabilities	(2,561)
Taxes payable	(621)
Due to related companies	(21,994)
Asset retirement obligations	(386)
Net assets disposed of	32,439
Exchange fluctuation reserve	3,280
Net assets	35,719
Loss on disposal of Double Grow	(27,911)
Consideration	7,808
Satisfied by:
Cash received	¥ 7,808